Other Reserves - Summary of Other Reserves (Detail) - GBP (£) £ in Millions		12 Months Ended
		Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure Of Reserves Within Equity [Line Items]
Beginning balance		£ 22,347	£ 18,926	£ 21,325
Movements in relation to cash flow hedges recognised in income and expense		(45)	(34)	1
Tax recognised in other comprehensive income		(343)	262	(445)
Ending balance		21,788	22,347	18,926
Other Reserves [Member]
Disclosure Of Reserves Within Equity [Line Items]
Beginning balance		1,241	1,591	1,392
Exchange differences	[1]	64	(188)	227
Net fair value gain on cash flow hedges		176	(368)	884
Movements in relation to cash flow hedges recognised in income and expense		(18)	277	(938)
Fair value movement on available-for-sale assets		3	11	(3)
Tax recognised in other comprehensive income		(41)	1	29
Transfer to realised profit			(83)
Ending balance		1,425	1,241	1,591
At 31 March 2018			1,241
Other Reserves [Member] | Cash Flow Reserve [Member]
Disclosure Of Reserves Within Equity [Line Items]
Beginning balance	[2]	(37)	127	173
Net fair value gain on cash flow hedges	[2]	168	(368)	884
Movements in relation to cash flow hedges recognised in income and expense	[2]	(31)	277	(938)
Tax recognised in other comprehensive income	[2]	(37)	10	8
Transfer to realised profit	[2]		(83)
Ending balance	[2]	144	(37)	127
Transfer to cost of hedging reserve	[2]		81
At 31 March 2018	[2]		44
Other Reserves [Member] | Fair Value Reserve [Member]
Disclosure Of Reserves Within Equity [Line Items]
Beginning balance	[3]	24	13	16
Fair value movement on available-for-sale assets	[3]	3	11	(3)
Ending balance	[3]	27	24	13
At 31 March 2018	[3]		24
Other Reserves [Member] | Cost of Hedging Reserve [Member]
Disclosure Of Reserves Within Equity [Line Items]
Net fair value gain on cash flow hedges	[4]	8
Movements in relation to cash flow hedges recognised in income and expense	[4]	13
Ending balance	[4]	(60)
Transfer to cost of hedging reserve	[4]		(81)
At 31 March 2018	[4]		(81)
Other Reserves [Member] | Translation Reserve [Member]
Disclosure Of Reserves Within Equity [Line Items]
Beginning balance	[5]	396	593	345
Exchange differences	[1],[5]	64	(188)	227
Tax recognised in other comprehensive income	[5]	(4)	(9)	21
Ending balance	[5]	456	396	593
At 31 March 2018	[5]		396
Other Reserves [Member] | Merger and Other Reserves [Member]
Disclosure Of Reserves Within Equity [Line Items]
Beginning balance		858	858	858
Ending balance		£ 858	858	£ 858
At 31 March 2018			£ 858

[1]	Excludes £(2)m (2017/18: £1m, 2016/17: £10m) of exchange differences in relation to retained earnings attributed to non-controlling interests.
[2]	The cash flow reserve is used to record the effective portion of the cumulative net change in the fair value of cash flow hedging instruments related to hedged transactions that have not yet occurred. Amounts ‘recognised in income and expense’ include a net charge to the cash flow reserve of £30m (2017/18: credit of £295m, 2016/17: charge of £941m) relating to fair value movements on derivatives. The items generating these foreign exchange movements are in designated cash flow hedge relationships.
[3]	The fair value reserve (2018, 2017: available-for-sale reserve) is used to record the cumulative fair value gains and losses on assets classified as fair value through other comprehensive income (2018, 2017: available-for-sale financial assets). The cumulative gains and losses are recycled to the income statement on disposal of the asset
[4]	The cost of hedging reserve reflects the gain or loss on the portion excluded from the designated hedging instrument that relates to the currency basis element of our cross currency swaps. It is initially recognised in other comprehensive income and accounted for similarly to gains or losses in the cash flow reserve.
[5]	The translation reserve is used to record cumulative translation differences on the assets and liabilities of foreign operations. The cumulative translation differences are recycled to the income statement on disposal of the foreign operation.